N-2	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002009714
Amendment Flag	false
Securities Act File Number	001-42604
Document Type	20-F
Document Registration Statement	false
Entity Registrant Name	TMD ENERGY LIMITED
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	50480
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	B-10-06, Block B, Plaza Mont Kiara
Entity Address, Address Line Two	No. 2, Jalan Kiara
Entity Address, Address Line Three	Mont Kiara
Entity Address, City or Town	Kuala Lumpur
Entity Address, Postal Zip Code	50480
City Area Code	+603
Local Phone Number	6419 1266
Contact Personnel Name	Dato’ Sri Kam Choy Ho